Schedule of Accounts Payables and Accrued Expenses (Details) - USD ($)	Jun. 30, 2023		Dec. 31, 2022		Dec. 31, 2021
Payables and Accruals [Abstract]
Accounts payable	$ 860,000		$ 1,085,143		$ 911,415
Accrued payroll and bonuses	95,000		551,129		758,732
Accrued expenses	170,000		87,382		226,954
Accrued interest expenses	21,000
Accrued professional fees	166,000		185,000		185,872
Accounts payable commodities	39,615,000
Sales taxes payable	40,000	[1]	44,615	[1],[2]	125,550	[2]
Total Accounts Payable and Accrued Expenses	$ 40,967,000		$ 1,953,269		$ 2,208,523

[1]	See Note 15 – Commitments and contingencies for details related to delinquent sales taxes.
[2]	See Note 15 – Commitments and Contingencies – Taxes for details related to delinquent sales taxes in 2021.